SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 99.6%
Communication Services — 1.5%
12,267	Nexstar Media Group, Inc.	$2,121,578

Consumer Discretionary — 13.5%
11,730	Burlington Stores, Inc.*	2,728,867
18,540	Cava Group, Inc.*	1,561,624
10,860	Dorman Products, Inc.*	1,332,196
48,120	G-III Apparel Group Ltd.*	1,077,888
11,096	Installed Building Products, Inc.	2,000,831
11,738	LCI Industries	1,070,388
46,550	Life Time Group Holdings, Inc.*	1,411,862
31,020	Ollie’s Bargain Outlet Holdings, Inc.*	4,087,816
20,600	Planet Fitness, Inc., Class A*	2,246,430
9,650	Texas Roadhouse, Inc.	1,808,506
		19,326,408
Consumer Staples — 4.5%
5,905	Casey’s General Stores, Inc.	3,013,144
15,040	Freshpet, Inc.*	1,022,119
28,141	Performance Food Group Co.*	2,461,493
		6,496,756
Energy — 2.8%
115,960	TechnipFMC Plc	3,993,662

Financials — 9.8%
45,200	Baldwin Insurance Group, Inc. (The)*	1,935,012
13,136	FirstCash Holdings, Inc.	1,775,199
9,672	Jack Henry & Associates, Inc.	1,742,604
4,907	Kinsale Capital Group, Inc.	2,374,498
11,930	Shift4 Payments, Inc., Class A*	1,182,382
30,270	Stifel Financial Corp.	3,141,421
13,453	WEX, Inc.*	1,976,111
		14,127,227
Health Care — 21.8%
13,390	Acadia Healthcare Co., Inc.*	303,819
52,230	ADMA Biologics, Inc.*	951,108
198,960	Alphatec Holdings, Inc.*	2,208,456
26,501	Azenta, Inc.*	815,701
34,160	Bio-Techne Corp.	1,757,532
77,660	Certara, Inc.*	908,622
8,050	Charles River Laboratories International, Inc.*	1,221,427
39,957	Haemonetics Corp.*	2,981,192
17,654	HealthEquity, Inc.*	1,849,433
28,840	Integer Holdings Corp.*	3,546,455
5,650	Medpace Holdings, Inc.*	1,773,309

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
38,088	Merit Medical Systems, Inc.*	$3,560,466
112,520	Neogen Corp.*	537,846
29,090	RadNet, Inc.*	1,655,512
13,260	Repligen Corp.*	1,649,279
82,980	Stevanato Group SpA	2,027,201
5,890	UFP Technologies, Inc.*	1,438,102
48,530	Vericel Corp.*	2,064,951
		31,250,411
Industrials — 22.4%
11,880	AGCO Corp.	1,225,541
7,733	Applied Industrial Technologies, Inc.	1,797,536
5,210	CACI International, Inc., Class A*	2,483,607
20,580	CBIZ, Inc.*	1,475,792
3,730	CSW Industrials, Inc.	1,069,876
11,680	EnPro Industries, Inc.	2,237,304
61,525	ExlService Holdings, Inc.*	2,694,180
35,550	GXO Logistics, Inc.*	1,731,285
17,142	ICF International, Inc.	1,452,099
16,740	JBT Marel Corp.	2,013,152
6,617	Landstar System, Inc.	919,895
45,354	Mercury Systems, Inc.*	2,442,766
11,530	Paylocity Holding Corp.*	2,089,121
6,830	RBC Bearings, Inc.*	2,628,184
72,270	Tetra Tech, Inc.	2,598,829
13,119	Woodward, Inc.	3,215,336
		32,074,503
Information Technology — 19.6%
52,050	Alkami Technology, Inc.*	1,568,787
6,250	Appfolio, Inc., Class A*	1,439,250
7,253	Badger Meter, Inc.	1,776,622
51,480	Clearwater Analytics Holdings, Inc., Class A*	1,128,956
9,169	CyberArk Software Ltd.*	3,730,683
31,759	Diodes, Inc.*	1,679,734
32,200	Dynatrace, Inc.*	1,777,762
17,828	ePlus, Inc.*	1,285,399
6,996	Globant SA*	635,517
59,550	Informatica, Inc., Class A*	1,450,042
5,328	Littelfuse, Inc.	1,208,017
9,053	Manhattan Associates, Inc.*	1,787,696
11,076	Novanta, Inc.*	1,428,029
18,120	Onto Innovation, Inc.*	1,828,852
51,760	Sapiens International Corp. NV	1,513,980
13,390	Silicon Laboratories, Inc.*	1,973,150
14,432	SPS Commerce, Inc.*	1,964,051
		28,176,527

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Materials — 2.5%
13,985	AptarGroup, Inc.	$2,187,673
9,088	Balchem Corp.	1,446,810
		3,634,483
Real Estate — 1.2%
13,534	Lamar Advertising Co., REIT, Class A	1,642,486

Total Common Stocks		142,844,041
(Cost $118,431,204)
Investment Company — 0.4%
612,849	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	612,849

Total Investment Company		612,849
(Cost $612,849)

Total Investments		$143,456,890
(Cost $119,044,053) — 100.0%
Other assets in excess of liabilities — 0.0%		50,896
NET ASSETS — 100.0%		$143,507,786

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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